COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	98.5%
COMMUNICATIONS—TOWERS	12.4%
American Tower Corp.		1,943,189	$382,924,825
Crown Castle International Corp.		1,083,009	138,625,152
SBA Communications Corp.		818,867	163,494,985

			685,044,962

REAL ESTATE	86.1%
DATA CENTERS	11.3%
CyrusOne, Inc.		1,658,450	86,969,118
Digital Realty Trust, Inc.		943,007	112,217,833
Equinix, Inc.		852,055	386,117,244
InterXion Holding NV (Netherlands)(a)		590,883	39,429,622

			624,733,817

HEALTH CARE	8.7%
HCP, Inc.		5,208,435	163,024,016
Sabra Health Care REIT, Inc.		2,882,701	56,126,188
Welltower, Inc.		3,319,158	257,566,661

			476,716,865

HOTEL	4.6%
Extended Stay America, Inc.		3,036,615	54,507,239
Park Hotels & Resorts, Inc.		5,713,002	177,560,102
Red Rock Resorts, Inc. Class A		913,896	23,624,212

			255,691,553

INDUSTRIALS	9.2%
Americold Realty Trust		1,755,518	53,560,854
Industrial Logistics Properties Trust		1,852,086	37,356,575
Liberty Property Trust		3,016,680	146,067,645
Prologis, Inc.		3,745,124	269,461,672

			506,446,746

NET LEASE	8.7%
Agree Realty Corp.		981,959	68,089,037
Easterly Government Properties, Inc.		2,966,149	53,420,344
Four Corners Property Trust, Inc.		1,881,889	55,703,914
VEREIT, Inc.		19,745,544	165,270,203
VICI Properties, Inc.		6,150,532	134,573,640

			477,057,138

1

		Shares	Value
OFFICE	8.0%
Columbia Property Trust, Inc.		3,582,696	$80,646,487
Empire State Realty Trust, Inc., Class A		4,236,314	66,933,761
Hudson Pacific Properties, Inc.		4,306,947	148,245,116
Kilroy Realty Corp.		1,940,435	147,395,443

			443,220,807

RESIDENTIAL	21.0%
APARTMENT	14.3%
Apartment Investment & Management Co., Class A		2,470,251	124,228,923
Equity Residential		2,470,986	186,114,665
Essex Property Trust, Inc.		831,537	240,513,762
UDR, Inc.		5,251,521	238,734,145

			789,591,495

MANUFACTURED HOME	2.5%
Sun Communities, Inc.		1,142,581	135,418,700

SINGLE FAMILY	4.2%
American Homes 4 Rent, Class A		3,577,748	81,286,434
Invitation Homes, Inc.		6,136,490	149,300,802

			230,587,236

TOTAL RESIDENTIAL			1,155,597,431

SELF STORAGE	7.0%
CubeSmart		2,161,449	69,252,826
Life Storage, Inc.		806,947	78,491,735
Public Storage		1,098,646	239,263,126

			387,007,687

SHOPPING CENTERS	6.2%
COMMUNITY CENTER	3.3%
SITE Centers Corp.		6,888,254	93,818,019
Urban Edge Properties		2,419,634	45,973,046
Weingarten Realty Investors		1,430,252	42,006,501

			181,797,566

REGIONAL MALL	2.9%
Macerich Co. (The)		1,778,327	77,090,476
Taubman Centers, Inc.		1,519,206	80,335,613

			157,426,089

TOTAL SHOPPING CENTERS			339,223,655

2

		Shares	Value
SPECIALTY	1.4%
Iron Mountain, Inc.		2,201,147	$78,052,673

TOTAL REAL ESTATE			4,743,748,372

TOTAL COMMON STOCK (Identified cost—$4,683,395,870)			5,428,793,334

SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(b)		33,234,952	33,234,952

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$33,234,952)			33,234,952

PURCHASED OPTION CONTRACTS (Premiums paid—$1,125,739)	0.0%		571,475
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$4,717,756,561)	99.1%		5,462,599,761
WRITTEN OPTION CONTRACTS	(0.0)		(650,667)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		50,590,739

NET ASSETS	100.0%		$5,512,539,833

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (c)	Premiums Paid	Value
Put — American Tower Corp.	Goldman Sachs International	$193.30	4/18/19	3,831	$75,493,686	$1,125,739	$571,475

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (c)	Premiums Received	Value
Call — American Tower Corp.	Goldman Sachs International	$199.16	4/18/19	(3,831)	$(75,493,686)	$(412,905)	$(552,487)
Put — American Tower Corp.	Goldman Sachs International	183.54	4/18/19	(3,831)	(75,493,686)	(264,033)	(98,180)
				(7,662)	$(150,987,372)	$(676,938)	$(650,667)

3

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.
(c)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

4

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$5,428,793,334	$5,428,793,334	$—	$—
Short-Term Investments	33,234,952	—	33,234,952	—
Purchased Option Contracts	571,475	—	571,475	—

Total Investments in Securities(a)	$5,462,599,761	$5,428,793,334	$33,806,427	$—

Written Option Contracts	$(650,667)	$—	$(650,667)	$—

Total Derivative Liabilities(a)	$(650,667)	$—	$(650,667)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index, currencies or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2019:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$75,493,686	$46,454,425

(a)

Notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased options and two months for written options.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.